Net fee and commission income - Narrative (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fee and commission income (expense) [abstract]
Contract assets	£ 0	£ 0	£ 0
Impairment loss, assets recognised from costs incurred to obtain or fulfil contracts with customers	0	0	0
Capitalised contract costs	148,000,000	135,000,000	153,000,000
Amortisation, assets recognised from costs incurred to obtain or fulfil contracts with customers	35,000,000	35,000,000	29,000,000
Impairment loss on receivables or contract assets arising from contracts with customers	£ 0	£ 0	£ 0